Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2023	2022
Accrued payroll and welfare	$196,767	$164,421
Deposits	—	80,326
Tax Payable	21,914	5,795
Accrued service fee	6,956	5,177
Accrued listing fee	39,765	—
Others	44,584	40,318
	$309,986	$296,037